Offerings	Sep. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Notes due 2031
Amount Registered | shares	725,250,000
Maximum Aggregate Offering Price	$ 722,784,150.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 99,816.49
Offering Note	EUR625,000,000 aggregate principal amount of the 4.250% Notes due 2031 (the "2031 Notes") will be issued. The $725,250,000 Amount Registered is based on the September 11, 2026 euro/U.S. dollar rate of exchange of EUR1.00/U.S.$1.1604, as announced by the Board of Governors of the Federal Reserve System. The $722,784,150 maximum aggregate offering price is based on an initial public offering price of 99.660% of the aggregate principal amount of the 2031 Notes.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Notes due 2036
Amount Registered | shares	580,200,000
Maximum Aggregate Offering Price	$ 579,022,194.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 79,962.96
Offering Note	EUR500,000,000 aggregate principal amount of the 4.750% Notes due 2036 (the "2036 Notes") will be issued. The $580,200,000 Amount Registered is based on the September 11, 2026 euro/U.S. dollar rate of exchange of EUR1.00/U.S.$1.1604, as announced by the Board of Governors of the Federal Reserve System. The $579,022,194 maximum aggregate offering price is based on an initial public offering price of 99.797% of the aggregate principal amount of the 2036 Notes.